RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

21— RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	Year Ended December 31,
	2023	2022	2021
Gross research and development expenses	(7,596)	(5,751)	(4,757)
Research Tax Credit	411	581	617
Grants	222	250	739
Net Research and development expenses	(6,963)	(4,920)	(3,402)

In 2023 and 2022, grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project).

In 2021, grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project) and of a financial impact for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project). Ref. Note 12.

Research and development costs are expensed as incurred and include amortization of assets, costs of prototypes, salaries, benefits and other headcount related costs, contract and other outside service fees, and facilities and overhead costs.